RELATED-PARTY TRANSACTIONS - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 05, 2023	Jun. 30, 2023
SPV Investment Facility | Line of Credit
Related Party Transaction [Line Items]
Face amount					$ 25,000,000
Sponsor PIK Note | Unsecured borrowing
Related Party Transaction [Line Items]
Face amount						$ 10,471,648
Affiliated Entity
Related Party Transaction [Line Items]
Other current liabilities	$ 5,236		$ 5,236	$ 263,785
Other receivables	760,364		1,007,528	2,904,646
Affiliated Entity | Nova Funds
Related Party Transaction [Line Items]
Revenue	185,185	$ 213,447	778,678	818,300
Affiliated Entity | Transaction reimbursement revenue | Nova Funds
Related Party Transaction [Line Items]
Accounts receivable	215,033		79,509	196,289
Former Members
Related Party Transaction [Line Items]
Other current liabilities	1,159,712		1,159,712	0
Related Party
Related Party Transaction [Line Items]
Accounts receivable	$ 215,033		79,509	$ 198,364
Related Party | Nova Funds
Related Party Transaction [Line Items]
Revenue			$ 494,972
Origination revenue percent	2.00%		2.00%
Origination revenue	$ 20,000		$ 20,000
Related Party | Service Fee Agreement
Related Party Transaction [Line Items]
Related party transaction rate	0.50%		0.50%
Related Party | Transaction reimbursement revenue | Nova Funds
Related Party Transaction [Line Items]
Revenue			$ 235,455
Related Party | SPV Investment Facility | Line of Credit
Related Party Transaction [Line Items]
Face amount	$ 27,341,832		$ 25,000,000
Related Party | Sponsor PIK Note | Unsecured borrowing
Related Party Transaction [Line Items]
Face amount						11,452,687
Related Party | Sponsor PIK Note | Unsecured borrowing | Previously Reported
Related Party Transaction [Line Items]
Face amount						$ 10,471,648